UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03101
Investment Company Act File Number

Calvert Management Series
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

December 31
Date of Fiscal Year End

September 30, 2017
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Responsible Municipal Income Fund (formerly, Calvert Tax-Free Responsible Impact Bond Fund)
Calvert Absolute Return Bond Fund (formerly, Calvert Unconstrained Bond Fund)

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - 98.3%
Bond Bank - 1.2%
Illinois Finance Authority, Clean Water Initiative Revolving Fund, 5.00%, 7/1/32	1,500,000	1,786,230

Education - 7.0%
Grand Valley State University, MI, 5.00%, 12/1/33	1,000,000	1,153,330
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130,000	1,296,042
Miami-Dade County Educational Facilities Authority, FL, (University of Miami), 4.00%, 4/1/45	1,375,000	1,411,795
Ohio State University, 5.00%, 12/1/29	1,915,000	2,395,244
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550,000	1,636,319
University of Arizona, Green Bonds, 5.00%, 6/1/42	2,000,000	2,313,280
		10,206,010

Escrowed/Prerefunded - 7.1%
Montgomery County, OH, (Catholic Health Initiatives), Prerefunded to 5/1/19, 5.00%, 5/1/39	875,000	929,644
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), Prerefunded to 8/1/19, 5.125%, 8/1/35	4,010,000	4,306,900
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/42	3,700,000	3,946,383
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85,000	110,230
Washington, Prerefunded to 2/1/19, 5.00%, 2/1/23	1,000,000	1,053,950
		10,347,107

General Obligations - 28.1%
Bexar County, TX:
4.00%, 6/15/32	2,000,000	2,184,200
Prerefunded to 6/15/19, 5.00%, 6/15/35	3,000,000	3,199,500
California:
4.00%, 9/1/32	1,000,000	1,090,020
4.00%, 3/1/45	1,350,000	1,411,735
California, Green Bonds, 3.75%, 10/1/37	1,000,000	1,029,630
California, Veterans Bonds:
(AMT), 4.00%, 12/1/32	1,000,000	1,059,430
3.75%, 12/1/34	1,500,000	1,556,160
Connecticut, Green Bonds, 5.00%, 11/15/31	1,000,000	1,120,640
Hawaii, 4.00%, 10/1/34	2,000,000	2,165,020
Honolulu City and County, HI, 5.00%, 12/1/34	1,000,000	1,101,740
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460,000	2,648,485
Longview Independent School District, TX, (PSF guaranteed), 0.00%, 2/15/18	500,000	498,255
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000,000	2,364,980
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670,000	1,920,533
Mt. Lebanon School District, PA, Prerefunded to 2/15/19, 5.00%, 2/15/27	2,000,000	2,109,460
New York, NY, 5.00%, 8/1/26	2,000,000	2,364,860
North East Independent School District, TX:
(PSF guaranteed), 5.25%, 2/1/26	1,000,000	1,245,970
(PSF guaranteed), 5.25%, 2/1/35	3,345,000	4,383,255

Port of Houston Authority, TX, 5.00%, 10/1/35	1,830,000	2,027,512
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/33	1,000,000	1,222,690
Green Bonds, 5.00%, 8/1/37	1,000,000	1,204,240
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545,000	1,751,505
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000,000	1,141,220
		40,801,040

Hospital - 7.2%
California Health Facilities Financing Authority, (Kaiser Permanente), Green Bonds, 5.00%, 11/1/27	215,000	270,633
Highlands County Health Facilities Authority, FL, (Adventist Health System), 5.625%, 11/15/37	1,080,000	1,169,532
Kansas Development Finance Authority:
(Adventist Health System), 5.50%, 11/15/29	1,000,000	1,087,710
(Adventist Health System), 5.75%, 11/15/38	1,000,000	1,089,980
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500,000	581,825
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000,000	2,037,360
Montgomery County, OH, (Catholic Health Initiatives), 5.00%, 5/1/39	1,625,000	1,673,230
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/28	2,000,000	2,490,760
		10,401,030

Housing - 7.7%
Alaska Housing Finance Corp., (FHLMC), (FNMA), (GNMA), (AMT), 3.00%, 12/1/33	1,000,000	944,550
Idaho Housing and Finance Association, 3.10%, 7/1/24	955,000	1,006,828
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575,000	1,661,011
4.35%, 7/1/50	1,000,000	1,040,340
Massachusetts Housing Finance Agency:
(AMT), 3.30%, 12/1/28	750,000	753,308
(AMT), 3.85%, 6/1/28	110,000	115,271
New York City Housing Development Corp., NY:
3.15%, 11/1/36	1,000,000	980,250
3.80%, 11/1/30	1,000,000	1,046,650
North Dakota Housing Finance Agency, 2.55%, 1/1/22	500,000	516,955
Pennsylvania Housing Finance Agency, 3.90%, 10/1/35	1,000,000	1,023,660
Utah Housing Corp., 4.00%, 1/1/36	1,945,000	2,018,365
		11,107,188

Industrial Development Revenue - 9.4%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	350,000	367,721
Cobb County Development Authority, GA, (Waste Management, Inc.), 1.875% to 10/1/19 (Put Date), 4/1/33	1,000,000	1,009,560
Illinois Educational Facilities Authority:
(Field Museum of Natural History), 4.00%, 11/1/36	1,000,000	1,033,100
(Field Museum of Natural History), 4.45%, 11/1/36	1,000,000	1,062,640
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29 (a)	1,180,000	1,180,448
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44 (a)	1,000,000	877,060
New York Transportation Development Corp., (American Airlines, Inc.), (AMT), 5.00%, 8/1/20	3,000,000	3,221,610
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000,000	969,870
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 2.625%, 11/1/21	500,000	517,305
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund:

5.00%, 10/1/30	1,000,000	1,189,060
5.00%, 10/1/31	1,000,000	1,186,390
Washington Economic Development Finance Authority, (Waste Management, Inc.), 2.125%, 6/1/20 (a)	1,000,000	1,008,360
		13,623,124

Insured - General Obligations - 4.2%
Hidalgo County Drainage District No. 1, TX, (AGC), Prerefunded to 9/1/18, 5.00%, 9/1/25	3,010,000	3,122,123
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	1,000,000	840,980
Miami-Dade County, FL, (AMBAC), 7.75%, 10/1/18	2,000,000	2,130,220
		6,093,323

Insured - Housing - 0.4%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/43	500,000	570,920

Insured - Industrial Development Revenue - 0.8%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	1,000,000	1,135,160

Other Revenue - 6.8%
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	1,665,000	1,728,520
California Infrastructure and Economic Development Bank, 5.00%, 10/1/34	2,000,000	2,375,080
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170,000	1,198,185
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	500,000	529,865
4.00%, 10/1/35	600,000	634,098
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000,000	1,291,570
Philadelphia Redevelopment Authority, PA, (Philadelphia Neighborhood Transformation Initiative), 5.00%, 4/15/21	1,855,000	2,060,330
		9,817,648

Senior Living/Life Care - 1.7%
Miami-Dade County Industrial Development Authority, FL, (Miami Cerebral Palsy Residential Services, Inc.), 8.00%, 6/1/22	375,000	375,068
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	1,875,000	2,081,062
		2,456,130

Special Tax Revenue - 8.6%
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, 4.00%, 11/1/33	1,100,000	1,190,794
Green Bonds, 5.00%, 11/1/35	1,000,000	1,184,450
Harris County Flood Control District, TX, 5.00%, 10/1/27	3,450,000	3,832,605
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Green Bonds, Series 2017A, 5.00%, 11/15/35	1,000,000	1,193,820
Green Bonds, Subseries 2017B-1, 5.00%, 11/15/35	2,275,000	2,735,892
New York State Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/29	1,000,000	1,135,920
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	1,000,000	1,272,050
		12,545,531

Water and Sewer - 8.1%
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	2,000,000	2,415,020
Boston Water and Sewer Commission, MA, Prerefunded to 11/1/19, 5.00%, 11/1/30	1,000,000	1,081,750
Cleveland, OH, Water Revenue:

5.00%, 1/1/27	150,000	186,984
5.00%, 1/1/28	770,000	951,081
East Bay Municipal Utility District, CA, Green Bonds, 5.00%, 6/1/35	1,000,000	1,209,750
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/30	1,000,000	1,194,470
Green Bonds, 5.00%, 10/1/36	1,000,000	1,161,950
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/38	1,000,000	1,188,980
Massachusetts Water Resources Authority:
Green Bonds, 5.00%, 8/1/32	1,000,000	1,220,730
Green Bonds, 5.00%, 8/1/40	1,000,000	1,171,170
		11,781,885

Total Municipal Obligations (Cost $137,726,913)		142,672,326

TOTAL INVESTMENTS (Cost $137,726,913) - 98.3%		142,672,326
Other assets and liabilities, net - 1.7%		2,459,720
NET ASSETS - 100.0%		145,132,046

FUTURES	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Short:
U.S. 5-Year Treasury Note	(36)	12/17	(4,230,000)	$31,151
U.S. 10-Year Treasury Note	(34)	12/17	(4,260,625)	45,624
U.S. Long Treasury Bond	(35)	12/17	(5,348,438)	87,707
Total Short				$164,482

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,065,868, which represents 2.1% of the net assets of the Fund as of September 30, 2017.

Abbreviations:
AGC:	Assured Guaranty Corp.
AGM:	Assured Guaranty Municipal Corp.
AMBAC:	AMBAC Financial Group, Inc.
AMT:	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GNMA:	Government National Mortgage Association
PSF:	Permanent School Fund

At September 30, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	15.8%
New York	10.5%
California	10.2%
Others, representing less than 10% individually	61.8%

At September 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

During the fiscal year to date ended September 30, 2017, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.
At September 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $164,482.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund’s holdings as of September 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Municipal Obligations	$—	$142,672,326	$—	$142,672,326
TOTAL	$—	$142,672,326	$—	$142,672,326

DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts*	$164,482	$—	$—	$164,482

* The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended September 30, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective November 6, 2017, the name of Calvert Responsible Municipal Income Fund was changed from Calvert Tax-Free Responsible Impact Bond Fund.

CALVERT ABSOLUTE RETURN BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 38.3%
Communications - 1.2%
AT&T, Inc.:
2.202%, (3 mo. USD LIBOR + 0.89%), 2/14/23 (a)	1,025,000	1,023,489
4.25%, 3/1/27	245,000	252,180
		1,275,669

Consumer, Cyclical - 8.4%
American Airlines Pass-Through Trust:
Series B, 5.25%, 7/15/25	151,105	161,337
Series B, 5.60%, 1/15/22 (b)	1,579,017	1,657,967
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	600,000	640,500
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	440,000	420,200
Ford Motor Credit Co. LLC:
2.10%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (a)	725,000	726,130
2.875%, 10/1/18	3,509,000	3,545,073
New Albertsons, Inc., 7.75%, 6/15/26	500,000	412,500
Nordstrom, Inc.:
4.00%, 3/15/27 (c)	185,000	183,861
5.00%, 1/15/44	270,000	266,130
Virgin Australia Pass-Through Trust:
6.00%, 4/23/22 (b)	776,870	798,234
7.125%, 10/23/18 (b)	27,975	28,626
Wyndham Worldwide Corp.:
4.15%, 4/1/24	125,000	126,869
4.50%, 4/1/27	97,000	97,486
		9,064,913

Consumer, Non-cyclical - 0.3%
Hertz Corp. (The), 6.75%, 4/15/19	350,000	349,344

Financial - 20.4%
Ally Financial, Inc.:
3.25%, 2/13/18	1,100,000	1,108,718
3.25%, 11/5/18	1,100,000	1,111,000
3.60%, 5/21/18	1,350,000	1,362,083
6.25%, 12/1/17	785,000	790,495
Bank of America Corp.:
1.967%, (3 mo. USD LIBOR + 0.66%), 7/21/21 (a)	1,105,000	1,108,055
2.487%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (a)	828,000	842,148
3.593% to 7/21/27, 7/21/28 (d)	265,000	267,434
Capital One NA, 2.132%, (3 mo. USD LIBOR + 0.82%), 8/8/22 (a)	520,000	518,459
Citigroup, Inc.:
2.263%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (a)	1,150,000	1,152,959
2.387%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (a)	1,000,000	1,014,526

Credit Acceptance Corp.:
6.125%, 2/15/21	500,000	510,000
7.375%, 3/15/23	80,000	85,000
Crown Castle International Corp.:
3.20%, 9/1/24	89,000	88,677
3.65%, 9/1/27	156,000	156,167
Goldman Sachs Group, Inc. (The):
2.06%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (a)	2,300,000	2,309,962
2.313%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (a)	775,000	778,180
3.691% to 6/5/27, 6/5/28 (d)	260,000	262,487
iStar, Inc.:
4.00%, 11/1/17	849,000	849,764
4.875%, 7/1/18	3,205,000	3,246,184
Morgan Stanley:
2.109%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (a)	1,000,000	1,004,917
2.243%, (3 mo. USD LIBOR + 0.93%), 7/22/22 (a)	775,000	778,362
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (b)	525,000	546,000
SBA Communications Corp., 4.00%, 10/1/22 (b)(e)	388,000	389,940
Synchrony Financial:
2.541%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (a)	720,000	727,434
2.711%, (3 mo. USD LIBOR + 1.40%), 11/9/17 (a)	420,000	420,443
3.00%, 8/15/19	422,000	429,037
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (b)	222,000	231,713
		22,090,144

Technology - 8.0%
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (b)	975,000	994,052
6.02%, 6/15/26 (b)	240,000	266,883
DXC Technology Co., 2.266%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (a)	2,100,000	2,108,234
EMC Corp., 1.875%, 6/1/18	3,436,000	3,422,778
Hewlett Packard Enterprise Co., 2.85%, 10/5/18	947,000	956,674
NXP BV / NXP Funding LLC, 4.125%, 6/1/21 (b)	200,000	209,750
Seagate HDD Cayman, 4.875%, 6/1/27	740,000	698,794
		8,657,165

Total Corporate Bonds (Cost $41,283,250)		41,437,235

ASSET-BACKED SECURITIES - 37.1%
Automobile - 0.7%
Avis Budget Rental Car Funding LLC, Series 2013-1A, Class B, 2.62%, 9/20/19 (b)	290,000	290,754
Skopos Auto Receivables Trust:
Series 2015-1A, Class A, 3.10%, 12/15/23 (b)	20,639	20,647
Series 2015-1A, Class B, 5.43%, 12/15/23 (b)	400,000	403,098
Series 2015-2A, Class A, 3.55%, 2/15/20 (b)	29,481	29,488
		743,987

Consumer Loan - 18.2%
Citi Held For Asset Issuance:
Series 2015-PM1, Class C, 5.01%, 12/15/21 (b)	2,040,000	2,055,421

Series 2015-PM2, Class B, 4.00%, 3/15/22 (b)	670,492	674,637
Series 2015-PM3, Class B, 4.31%, 5/16/22 (b)	727,480	732,803
Series 2016-MF1, Class A, 4.48%, 8/15/22 (b)	401,309	405,187
Conn Funding II LP:
Series 2016-B, Class A, 3.73%, 10/15/18 (b)	132,498	132,601
Series 2016-B, Class B, 7.34%, 3/15/19 (b)	1,100,000	1,120,963
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (b)	334,192	334,754
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class A, 2.39%, 4/17/23 (b)	800,001	800,551
Series 2017-P1, Class A, 2.42%, 9/15/23 (b)	2,585,000	2,583,182
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (b)	14,726	14,750
Marlette Funding Trust, Series 2017-1A, Class B, 4.114%, 3/15/24 (b)	750,000	761,420
Murray Hill Marketplace Trust, Series 2016-LC1, Class B, 6.15%, 11/25/22 (b)	2,150,000	2,191,095
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (b)	723	723
Series 2014-1A, Class B, 3.24%, 6/18/24 (b)	1,100,000	1,100,758
Series 2014-2A, Class A, 2.47%, 9/18/24 (b)	1,133,985	1,136,697
Series 2014-2A, Class B, 3.02%, 9/18/24 (b)	900,000	903,331
Series 2015-2A, Class A, 2.57%, 7/18/25 (b)	795,623	798,092
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (b)	1,074,861	1,079,447
Series 2017-1A, Class B, 3.65%, 6/15/23 (b)	1,100,000	1,111,172
Series 2017-2A, Class A, 2.41%, 9/15/23 (b)	1,120,000	1,121,915
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (b)	46,094	46,119
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (b)	535,317	539,553
		19,645,171

Other - 5.5%
Colony Starwood Homes Trust:
Series 2016-1A, Class C, 3.887%, (1 mo. USD LIBOR + 2.65%), 7/17/33 (a)(b)	1,000,000	1,032,825
Series 2016-1A, Class D, 4.337%, (1 mo. USD LIBOR + 3.10%), 7/17/33 (a)(b)	960,000	986,470
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (b)(f)	203,178	203,178
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (b)	200,000	206,309
Invitation Homes Trust:
Series 2014-SFR3, Class D, 4.234%, (1 mo. USD LIBOR + 3.00%), 12/17/31 (a)(b)	196,294	196,652
Series 2015-SFR1, Class D, 4.234%, (1 mo. USD LIBOR + 3.00%), 3/17/32 (a)(b)	480,000	484,722
Series 2015-SFR2, Class E, 4.384%, (1 mo. USD LIBOR + 3.15%), 6/17/32 (a)(b)	100,000	101,240
Series 2015-SFR2, Class F, 4.937%, (1 mo. USD LIBOR + 3.70%), 6/17/32 (a)(b)	350,000	355,335
Sierra Timeshare Receivables Funding LLC:
Series 2013-1A, Class B, 2.39%, 11/20/29 (b)	8,610	8,610
Series 2014-1A, Class B, 2.42%, 3/20/30 (b)	48,188	48,147
Series 2014-2A, Class B, 2.40%, 6/20/31 (b)	358,478	357,849
Series 2014-3A, Class B, 2.80%, 10/20/31 (b)	91,091	91,221
Series 2015-3A, Class B, 3.08%, 9/20/32 (b)	303,440	303,996
SolarCity LMC:
Series 2014-1, Class A, 4.59%, 4/20/44 (b)	329,363	327,114
Series 2014-2, Class A, 4.02%, 7/20/44 (b)	87,184	84,978
Series 2014-2, Class B, 5.44%, 7/20/44 (b)	268,763	254,760
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A, Class B, 5.75%, 5/17/32 (b)(f)	244,048	247,516
Series 2017-A, Class C, 4.50%, 5/17/32 (b)	690,476	638,716

VML LLC, Series 2014-NPL1, Class A1, 3.875%, 4/27/54 (b)(f)	10,294	10,308
		5,939,946

Student Loan - 0.0% (g)
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (b)	35,606	35,766

Whole Business - 12.7%
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (b)	1,837,479	1,852,563
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (b)	458,850	477,519
DB Master Finance LLC:
Series 2015-1A, Class A2I, 3.262%, 2/20/45 (b)	3,739,125	3,753,200
Series 2015-1A, Class A2II, 3.98%, 2/20/45 (b)	1,560,000	1,598,353
Series 2017-1A, Class A2I, 3.629%, 11/20/47 (b)(e)	150,000	150,847
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (b)	294,750	298,021
Series 2016-1A, Class A2, 6.125%, 7/20/46 (b)	891,000	914,475
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (b)	174,563	176,943
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (b)	79,800	83,575
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (b)	2,079,000	2,124,002
Wendys Funding LLC:
Series 2015-1A, Class A2I, 3.371%, 6/15/45 (b)	1,989,400	2,012,715
Series 2015-1A, Class A2II, 4.08%, 6/15/45 (b)	343,000	352,073
		13,794,286

Total Asset-Backed Securities (Cost $39,885,431)		40,159,156

U.S. TREASURY OBLIGATIONS - 10.0%
U.S. Treasury Notes:
0.75%, 1/31/18	2,150,000	2,147,102
0.75%, 9/30/18	3,300,000	3,280,342
2.375%, 5/15/27	5,400,000	5,420,988

Total U.S. Treasury Obligations (Cost $10,914,502)		10,848,432

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 7.2%
Bellemeade Re Ltd.:
Series 2015-1A, Class B1, 7.537%, (1 mo. USD LIBOR + 6.30%), 7/25/25 (a)(b)	300,000	309,200
Series 2015-1A, Class M2, 5.537%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (a)(b)	730,980	748,789
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DNA2, Class B, 8.787%, (1 mo. USD LIBOR + 7.55%), 12/25/27 (a)	99,820	111,127
Series 2015-HQ2, Class M3, 4.487%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (a)	1,000,000	1,095,283
Series 2015-HQA2, Class B, 11.737%, (1 mo. USD LIBOR + 10.50%), 5/25/28 (a)	648,664	810,224
Series 2015-HQA2, Class M2, 4.037%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (a)	1,347,345	1,391,989
Series 2017-DNA3, Class B1, (1 mo. USD LIBOR + 4.45%), 3/25/30 (a)(h)	321,667	325,057
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M1, 2.687%, (1 mo. USD LIBOR + 1.45%), 1/25/29 (a)	1,832,883	1,850,261
Series 2016-C05, Class 2M1, 2.587%, (1 mo. USD LIBOR + 1.35%), 1/25/29 (a)	247,782	249,146
Series 2017-C05, Class 1B1, 4.837%, (1 mo. USD LIBOR + 3.60%), 1/25/30 (a)	210,000	195,921

Series 2017-C05, Class 1M2, 3.437%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (a)	420,000	414,986
Series 2017-C06, Class 1B1, 5.387%, (1 mo. USD LIBOR + 4.15%), 2/25/30 (a)	270,000	262,291

Total Collateralized Mortgage-Backed Obligations (Cost $7,356,087)		7,764,274

CONVERTIBLE BONDS - 1.9%
Communications - 1.9%
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40 (b)	2,100,000	2,131,500

Total Convertible Bonds (Cost $2,169,936)		2,131,500

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Barclays Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 4.227%, (1 mo. USD LIBOR + 3.00%), 5/15/32 (a)(b)	400,000	400,998
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 4.627%, (1 mo. USD LIBOR + 3.40%), 9/15/27 (a)(b)	200,000	199,694
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (b)	161,137	160,498
Motel 6 Trust:
Series 2017-MTL6, Class D, 3.384%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (a)(b)	550,000	550,721
Series 2017-MTL6, Class E, 4.484%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (a)(b)	550,000	551,944
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (b)	86,078	86,078

Total Commercial Mortgage-Backed Securities (Cost $1,926,221)		1,949,933

FLOATING RATE LOANS (i) - 0.1%
Consumer, Cyclical - 0.1%
VFH Parent LLC, Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), 12/30/21	82,609	83,641

Total Floating Rate Loans (Cost $82,511)		83,641

TIME DEPOSIT - 3.0%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 10/2/17	3,224,807	3,224,807

Total Time Deposit (Cost $3,224,807)		3,224,807

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.92%	185,745	185,745

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $185,745)		185,745

TOTAL INVESTMENTS (Cost $107,028,490) - 99.6%		107,784,723
Other assets and liabilities, net - 0.4%		413,226
NET ASSETS - 100.0%		108,197,949

NOTES TO SCHEDULE OF INVESTMENTS
(a) Variable rate security. The stated interest rate represents the rate in effect at September 30, 2017.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $50,421,743, which represents 46.6% of the net assets of the Fund as of September 30, 2017.

(c) Security, or portion of security, is on loan. Total value of securities on loan is $181,873 as of September 30, 2017.
(d) Security converts to floating rate after the indicated fixed-rate coupon period.
(e) When-issued security.
(f) Multi-step coupon security. The interest rate disclosed is that which is in effect on September 30, 2017.
(g) Amount is less than 0.05%.
(h) When-issued, variable rate security whose interest rate will be determined after September 30, 2017.
(i) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at September 30, 2017. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

FUTURES	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 5-Year Treasury Note	41	12/17	$4,817,500	($2,952)
Short:
U.S. Ultra-Long Treasury Bond	(7)	12/17	($1,155,875)	$424

During the fiscal year to date ended September 30, 2017, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.
At September 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $424 and $2,952, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund’s holdings as of September 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Corporate Bonds	$—	$41,437,235	$—	$41,437,235
Asset-Backed Securities	—	40,159,156	—	40,159,156
U.S. Treasury Obligations	—	10,848,432	—	10,848,432
Collateralized Mortgage-Backed Obligations	—	7,764,274	—	7,764,274
Convertible Bonds	—	2,131,500	—	2,131,500
Commercial Mortgage-Backed Securities	—	1,949,933	—	1,949,933
Floating Rate Loans	—	83,641	—	83,641
Time Deposit	—	3,224,807	—	3,224,807
Short Term Investment of Cash Collateral for Securities Loaned	185,745	—	—	185,745
TOTAL	$185,745	$107,598,978	$—	$107,784,723

DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts*	$424	$—	$—	$424

DERIVATIVE INSTRUMENTS - LIABILITIES
Futures Contracts*	($2,952)	$—	$—	($2,952)

* The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the fiscal year to date ended September 30, 2017.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective November 6, 2017, the name of Calvert Absolute Return Bond Fund was changed from Calvert Unconstrained Bond Fund.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    November 22, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    November 22, 2017